Stock-Based Compensation (Details) - Schedule of of weighted-average assumptions - FF Intelligent Mobility Global Holdings Ltd [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of of weighted-average assumptions [Line Items]
Risk-free interest rate	0.22%
Expected term (in years)	2 years 10 months 20 days
Expected volatility	49.24%
Dividend yield	0.00%
Grant date fair value per share (in Dollars per share)	$ 0.58
Equity Incentive Plan [Member] | Stock Options [Member]
Stock-Based Compensation (Details) - Schedule of of weighted-average assumptions [Line Items]
Risk-free interest rate		0.45%	2.10%
Expected term (in years)		6 years 1 month 17 days	5 years 10 months 24 days
Expected volatility		37.25%	31.30%
Dividend yield		0.00%	0.00%
Grant date fair value per share (in Dollars per share)		$ 120	$ 120
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of of weighted-average assumptions [Line Items]
Risk-free interest rate	1.31%	0.59%	2.20%
Expected term (in years)	10 years
Expected volatility	40.22%
Dividend yield	0.00%
Grant date fair value per share (in Dollars per share)	$ 0.60
STI Plan [Member] | Stock Options [Member]
Stock-Based Compensation (Details) - Schedule of of weighted-average assumptions [Line Items]
Expected term (in years)		10 years	10 years
Expected volatility		38.42%	36.00%
Dividend yield		0.00%	0.00%
Grant date fair value per share (in Dollars per share)		$ 150	$ 180